Financial instruments (Details 3) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
US Dollars [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	₨ 15,642	₨ 11,674
US Dollars [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	1,955	973
US Dollars [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	3,911	1,946
US Dollars [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	3,910	5,837
US Dollars [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	5,866	2,918
Russian Roubles [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	1,223	172
Russian Roubles [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	102	57
Russian Roubles [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	204	115
Russian Roubles [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	611	0
Russian Roubles [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	₨ 306	₨ 0